Document And Entity Information	6 Months Ended
Dec. 31, 2023
Document Information Line Items
Entity Registrant Name	IMMURON LIMITED
Document Type	6-K/A
Current Fiscal Year End Date	--06-30
Amendment Flag	true
Amendment Description	This Amendment No. 1 (“Amendment No. 1”) to the Report on Form 6-K originally filed with the U.S. Securities and Exchange on February 28, 2024 (the “Original 6-K”) is being filed solely to provide the Company’s consolidated interim financial statements for the for the six month period ended December 31, 2023 formatted in Inline eXtensible Business Reporting Language (“iXBRL”), in accordance with Rule 405 of Regulation S-T and paragraph C.(6) of the General Instructions to Form 6-K, attached hereto as part of “Appendix 4D and Half Year Report” under Exhibit 99.1. Such consolidated interim financial statements were previously filed without iXBRL as Exhibit 99.1 to the Original 6-K.Except as described above, this Amendment No. 1 speaks as of the original filing date of the Original 6-K and does not amend, update or restate any information set forth in the Original 6-K or reflect any events that occurred subsequent to the original filing date of the Original 6-K.This Amendment No. 1 (including the exhibit hereto) shall not be deemed to be “filed” for purposes of the Securities Exchange Act of 1934, as amended and shall not be incorporated by reference into any filing under the Securities Act of 1933, as amended, except as shall be expressly set forth by specific reference in such filing.
Entity Central Index Key	0001660046
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q2
Entity File Number	001-38104